INCOME TAX - Summary of Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 186	$ 3,027	$ 5,041	$ 8,159
Tax expense (credit)	(269)	151	366	408
Disallowed expenses	205	140	482	246
Movements in temporary differences	193	(16)	(352)	(79)
Income subject to other tax rates	0	309	0	669
Other	1	(2)	3	4
Income tax expense (benefit)	$ 130	$ 582	$ 499	$ 1,248